Related Party Transactions (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Related Party Transaction [Line Items]
Amortization of Intangible Assets	$ 6,000,000					$ 34,000,000	$ 0	$ 0
Shared Services Costs Incurred by MSC				$ 41,000,000	$ 50,000,000
Shared Service Billings - MSC to MPM				21,000,000	0
Cost allocation for unshared services							100.00%
Non cash captial contribution from parent									$ 7,000,000
Management Consultant [Member]
Related Party Transaction [Line Items]
Term of agreement							12 years
Related party annual fees							$ 4,000,000
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM	0					82,000,000	0	0
Shared Services Costs Incurred by MSC	0					108,000,000	0	0
Shared Service Billings - MSC to MPM	0					32,000,000	0	0
Due to affiliate, Shared Services Agreement		$ 2,000,000		2,000,000			5,000,000
Revenue from Related Parties	1,000,000					7,000,000	0	0
Due from Affiliates							0
Payables to affiliate							5,000,000	7,000,000
Due from Affiliates							0
Affiliates Other Than MSC [Member]
Related Party Transaction [Line Items]
Payables to affiliate							0	1,000,000
Related Party Transaction, Sales to Affilitates	1,000,000					10,000,000	0	0
Due from Affiliates							0	1,000,000
Purchases from related party	$ 1,000,000					$ 13,000,000	$ 0	$ 0
Distribution Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		$ 6,000,000	$ 0	0	0
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party				1,000,000	1,000,000
Increase (Decrease) in Accounts Receivable, Related Parties				2,000,000
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM				$ 31,000,000	$ 38,000,000
Current [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage							44.00%
Current [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage							56.00%
Initial [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	49.00%
Initial [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	51.00%